Commitments and Contingencies (Details Narrative)													1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 22, 2022 $ / shares	Aug. 26, 2022 USD ($)	Mar. 07, 2022 USD ($)	Jan. 06, 2022 USD ($) shares	Jan. 06, 2022 USD ($) shares	Dec. 15, 2021 USD ($)	Dec. 15, 2020 USD ($)	Dec. 13, 2020 USD ($) $ / shares	Jan. 09, 2020 USD ($)	Apr. 18, 2019 USD ($) $ / shares shares	Jan. 18, 2019 USD ($) ft²	Dec. 15, 2015 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Feb. 05, 2020 shares	May 01, 2019 ft²
Loss Contingencies [Line Items]
Operating leases, rent expense														$ 42,225	$ 36,702		$ 118,519		$ 110,979
License agreements up front cash payment										$ 346,321		$ 200,000
Aggregate milestone cash payments						$ 500,000,000,000	$ 1,500,000,000,000		$ 1,000,000	$ 22,500,000		21,500,000
License Agreements milestone earned												$ 2,500,000
Aggregate common stock shares | shares										400,000			24,167,257	24,167,257			24,167,257	24,167,257		24,167,257	24,167,257
Aggregate common stock of warrant exercise price share | $ / shares	$ 3.20											$ 1.00
Fair value of grant date excerisable										$ 815,822		$ 766,384
Fair value of excerisable period												period of five years
License agreements payable upon commencement									500,000
License agreements payable									500,000
Cash payment exercise price									$ 351,579
Aggregate milestone cash payments, description										the first milestone payment of $200,000 is triggered by the submission of an investigational new drug application for the first indication of a therapeutic licensed product). ZyVersa is required to pay sales royalties to InflamaCORE between 5% and 10%, which expire upon the latest of: (a) expiration of the last-to-expire of a patent or (b) expiration of regulatory exclusivity, as defined in the agreement. ZyVersa is required to pay sales royalties to the University of Miami between 3% and 6%.
Aggregate common stock exercise price share | $ / shares													$ 0.00001	$ 0.00001			$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Number of operating lease square feet | ft²											3,500													3,450
Operating lease expense											$ 89,000
Percentage of operating lease											3.00%
Base rent lease commitment											$ 497,000
Security deposit											58,323		$ 46,659	$ 46,659			$ 46,659	$ 46,659		$ 46,659	$ 58,324
Security deposit refunded																						$ 11,665
Sublease base rent											7,475
Sublease base rent lease commitment											$ 142,025
Operating lease rent expense																				$ 148,125	$ 247,592
Research and Development Expense [Member]
Loss Contingencies [Line Items]
Fair value of grant date excerisable										$ 460,000		$ 306,411
Common stock fair value										$ 200,000
Warrant [Member]
Loss Contingencies [Line Items]
Aggregate common stock shares | shares										600,000		878,947
Aggregate common stock of warrant exercise price share | $ / shares								$ 1.00
Fair value of grant date excerisable													153,324
Warrants purchase of common stock							$ 175,789	$ 351,579				$ 351,579	$ 351,578
Aggregate common stock shares | shares										1,000,000
Aggregate common stock exercise price share | $ / shares										$ 2.30
Minimum [Member]
Loss Contingencies [Line Items]
Percentage of product sales												5.00%
Maximum [Member]
Loss Contingencies [Line Items]
Percentage of product sales												10.00%
Larkspur Health Acquisition Corp [Member]
Loss Contingencies [Line Items]
Warrant term													5 years	5 years			5 years	5 years		5 years
Percentage of product sales																		20.00%
Liability recorded													$ 76,588					$ 76,588		$ 76,588
Proceeds from stock issuance				$ 2,700,000													$ 2,698,306	$ 75,000,000
Shares of forfeiture (in Shares) | shares				214,460
Larkspur Health Acquisition Corp [Member] | Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Number of units additionally purchased (in Shares) | shares																	1,125,000	1,125,000
Liability recorded													$ 76,588	$ 0			$ 0	$ 76,588		$ 76,588
Underwriting discount																	500,000	500,000
Business combination fee																	$ 3,375,000	$ 3,375,000
Private Placement [Member]
Loss Contingencies [Line Items]
Aggregate common stock shares | shares																							923,076
Over-Allotment Option [Member] | Larkspur Health Acquisition Corp [Member]
Loss Contingencies [Line Items]
Over-allotment option exercised | shares					267,159
Proceeds from stock issuance					$ 2,700,000
Founder Shares [Member] | Larkspur Health Acquisition Corp [Member]
Loss Contingencies [Line Items]
Shares of forfeiture (in Shares) | shares																	214,460
Series A Preferred Stock [Member] | Private Placement [Member]
Loss Contingencies [Line Items]
Investment commitments														$ 10,000,000.0			$ 10,000,000.0
Business Combination Agreement [Member]
Loss Contingencies [Line Items]
Business combination per share | $ / shares														$ 1.37			$ 1.37
Business Combination Agreement [Member]
Loss Contingencies [Line Items]
Warrant term														5 years			5 years
License Agreement [Member] | L&F Research LLC [Member]
Loss Contingencies [Line Items]
Milestone payments		$ 1,500,000	$ 1,500,000